JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — 69.9%
Angola — 2.2%
Republic of Angola
9.50%, 11/12/2025(a)		10,400	11,570
8.25%, 5/9/2028(a)		3,200	3,264
8.00%, 11/26/2029(b)		5,910	5,881
9.38%, 5/8/2048(a)		5,900	6,040

			26,755

Argentina — 1.2%
Republic of Argentina
6.88%, 4/22/2021		4,112	1,845
6.88%, 1/26/2027		3,355	1,369
5.88%, 1/11/2028		6,162	2,446
6.63%, 7/6/2028		1,600	638
8.28%, 12/31/2033		6,277	3,084
7.13%, 7/6/2036		1,349	542
7.63%, 4/22/2046		6,675	2,820
6.88%, 1/11/2048		4,705	1,884
7.13%, 6/28/2117		630	258

			14,886

Armenia — 0.2%
Republic of Armenia 3.95%, 9/26/2029(b)		2,300	2,270

Azerbaijan — 0.6%
Republic of Azerbaijan
4.75%, 3/18/2024(a)		4,055	4,334
3.50%, 9/1/2032(a)		2,900	2,855

			7,189

Bahrain — 1.4%
Kingdom of Bahrain
6.13%, 8/1/2023(a)		1,300	1,423
7.00%, 1/26/2026(a)		2,900	3,348
7.00%, 10/12/2028(a)		3,900	4,490
6.75%, 9/20/2029(a)		2,162	2,454
6.00%, 9/19/2044(a)		4,690	4,759

			16,474

Belarus — 0.2%
Republic of Belarus
6.88%, 2/28/2023(a)		1,239	1,325
6.20%, 2/28/2030(a)		1,500	1,590

			2,915

Bermuda — 0.3%
Government of Bermuda
4.85%, 2/6/2024(a)		792	862
3.72%, 1/25/2027(a)		2,113	2,207

			3,069

Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028(a)		4,200	4,020

Brazil — 1.7%
Federative Republic of Brazil
6.00%, 4/7/2026		1,348	1,563
4.63%, 1/13/2028		3,907	4,163
4.50%, 5/30/2029		6,900	7,260
8.25%, 1/20/2034		5,316	7,258

			20,244

Colombia — 1.9%
Republic of Colombia
8.13%, 5/21/2024		1,100	1,347
3.88%, 4/25/2027		7,100	7,471
4.50%, 3/15/2029		2,084	2,292
10.38%, 1/28/2033		673	1,074
5.00%, 6/15/2045		7,205	8,277
5.20%, 5/15/2049		2,500	2,969

			23,430

Costa Rica — 1.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)		900	939
6.38%, 5/15/2043(a)		1,902	1,581
Republic of Costa Rica
4.25%, 1/26/2023(a)		2,822	2,806
4.25%, 1/26/2023(a)		664	660
4.38%, 4/30/2025(a)		3,428	3,337
6.13%, 2/19/2031(b)		2,575	2,610
5.63%, 4/30/2043(a)		1,500	1,314
7.16%, 3/12/2045(a)		446	449

			13,696

Croatia — 0.2%
Republic of Croatia 6.00%, 1/26/2024(a)		2,084	2,389

Dominican Republic — 3.9%
Government of Dominican Republic
5.88%, 4/18/2024(a)		11,912	12,712
5.50%, 1/27/2025(a)		1,400	1,488
9.75%, 6/5/2026(b)	DOP	299,550	5,749
5.95%, 1/25/2027(a)		3,200	3,476
6.00%, 7/19/2028(a)		3,357	3,668
7.45%, 4/30/2044(a)		3,707	4,330
6.85%, 1/27/2045(a)		4,677	5,137
6.50%, 2/15/2048(a)		2,400	2,542
6.40%, 6/5/2049(a)		7,700	8,087

			47,189

Ecuador — 1.9%
Republic of Ecuador
10.75%, 3/28/2022(a)		4,551	4,026
7.95%, 6/20/2024(a)		2,500	2,043
9.65%, 12/13/2026(a)		600	498
9.63%, 6/2/2027(a)		478	392
8.88%, 10/23/2027(a)		5,100	4,093
7.88%, 1/23/2028(a)		9,033	7,026
9.50%, 3/27/2030(b)		5,988	4,925

			23,003

Egypt — 3.4%
Arab Republic of Egypt
5.88%, 6/11/2025(a)		4,919	5,133
4.75%, 4/16/2026(a)	EUR	1,555	1,763
7.50%, 1/31/2027(a)		8,100	8,829
7.60%, 3/1/2029(a)		5,600	5,953
7.05%, 1/15/2032(b)(c)		9,650	9,783
8.50%, 1/31/2047(a)		3,669	3,882
8.15%, 11/20/2059(b)		6,000	6,135

			41,478

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
El Salvador — 2.0%
Republic of El Salvador
7.38%, 12/1/2019(a)		4,622	4,618
7.75%, 1/24/2023(a)		1,550	1,685
5.88%, 1/30/2025(a)		6,150	6,319
6.38%, 1/18/2027(a)		2,384	2,472
8.63%, 2/28/2029(a)		3,360	3,941
8.25%, 4/10/2032(a)		374	428
8.25%, 4/10/2032(a)		317	363
7.12%, 1/20/2050(b)		3,880	3,938
7.12%, 1/20/2050(a)		946	960

			24,724

Ethiopia — 0.7%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		7,575	7,942

Gabon — 0.8%
Gabonese Republic
6.38%, 12/12/2024(a)		8,225	8,215
6.95%, 6/16/2025(a)		1,841	1,863

			10,078

Georgia — 0.1%
Republic of Georgia 6.88%, 4/12/2021(a)		1,000	1,054

Ghana — 0.8%
Republic of Ghana
7.88%, 8/7/2023(a)		4,720	5,114
7.88%, 3/26/2027(a)		1,500	1,539
7.63%, 5/16/2029(a)		3,600	3,570

			10,223

Guatemala — 0.5%
Republic of Guatemala
4.50%, 5/3/2026(a)		1,801	1,872
4.90%, 6/1/2030(b)		2,470	2,591
6.13%, 6/1/2050(b)		1,230	1,412

			5,875

Honduras — 0.4%
Republic of Honduras
7.50%, 3/15/2024(a)		1,262	1,392
6.25%, 1/19/2027(a)		3,365	3,618

			5,010

Hungary — 1.6%
Republic of Hungary
5.75%, 11/22/2023		4,144	4,680
5.38%, 3/25/2024		12,540	14,155

			18,835

Indonesia — 1.1%
Republic of Indonesia
4.13%, 1/15/2025(a)		2,500	2,669
6.63%, 2/17/2037(a)		4,900	6,606
6.75%, 1/15/2044(a)		2,449	3,502

			12,777

Iraq — 0.6%
Republic of Iraq 5.80%, 1/15/2028(a)		7,000	6,757

Ivory Coast — 0.9%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(a)		1,500	1,551
6.13%, 6/15/2033(a)		2,777	2,716
6.88%, 10/17/2040(b)	EUR	5,580	6,248

			10,515

Jamaica — 1.2%
Jamaica Government International Bond
9.25%, 10/17/2025		1,759	2,241
6.75%, 4/28/2028		3,150	3,704
8.00%, 3/15/2039		2,159	2,849
7.88%, 7/28/2045		4,130	5,410

			14,204

Jordan — 0.2%
Kingdom of Jordan
6.13%, 1/29/2026(a)		1,400	1,483
5.75%, 1/31/2027(a)		1,364	1,412

			2,895

Kazakhstan — 0.3%
Republic of Kazakhstan 5.13%, 7/21/2025(a)		3,000	3,434

Kenya — 0.8%
Republic of Kenya 6.88%, 6/24/2024(a)		9,400	10,034

Lebanon — 1.4%
Republic of Lebanon
6.38%, 3/9/2020		3,543	2,839
6.15%, 6/19/2020		962	700
6.00%, 1/27/2023(a)		2,424	1,117
6.65%, 4/22/2024(a)		9,552	4,286
6.60%, 11/27/2026(a)		4,201	1,900
6.85%, 3/23/2027(a)		5,105	2,302
6.65%, 11/3/2028(a)		6,697	3,016
7.05%, 11/2/2035(a)		400	180

			16,340

Macedonia, the Former Yugoslav Republic of — 0.6%
Republic of Macedonia
2.75%, 1/18/2025(a)	EUR	4,850	5,684
2.75%, 1/18/2025(b)	EUR	1,603	1,879

			7,563

Malaysia — 0.2%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(a)		3,000	2,895

Mexico — 1.7%
United Mexican States
4.50%, 4/22/2029		6,100	6,689
3.38%, 2/23/2031	EUR	2,060	2,715
4.75%, 3/8/2044		2,950	3,215
4.60%, 1/23/2046		2,000	2,141
4.60%, 2/10/2048		4,900	5,287

			20,047

Mongolia — 0.7%
Mongolia Government International Bond
10.88%, 4/6/2021(a)		4,483	4,898
8.75%, 3/9/2024(a)		2,900	3,271

			8,169

Morocco — 0.8%
Kingdom of Morocco
1.50%, 11/27/2031(b)	EUR	6,620	7,218
5.50%, 12/11/2042(a)		1,900	2,285

			9,503

Mozambique — 0.2%
Mozambique International Bond 5.00%, 9/15/2031(b)(d)		2,050	1,868

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Namibia — 0.2%
Republic of Namibia
5.50%, 11/3/2021(a)		560	578
5.25%, 10/29/2025(a)		2,089	2,135

			2,713

Nigeria — 1.6%
Federal Republic of Nigeria
7.63%, 11/21/2025(a)		3,800	4,131
7.63%, 11/21/2025(b)		940	1,022
6.50%, 11/28/2027(a)		5,600	5,581
7.14%, 2/23/2030(a)		3,400	3,381
8.75%, 1/21/2031(a)		1,100	1,196
7.88%, 2/16/2032(a)		877	890
7.70%, 2/23/2038(b)		2,128	2,078
7.70%, 2/23/2038(a)		1,600	1,562

			19,841

Oman — 2.0%
Oman Government International Bond
4.75%, 6/15/2026(a)		7,700	7,602
5.38%, 3/8/2027(a)		3,383	3,389
5.63%, 1/17/2028(a)		5,053	5,059
6.75%, 1/17/2048(a)		8,093	7,671

			23,721

Pakistan — 0.8%
Republic of Pakistan
8.25%, 4/15/2024(a)		4,900	5,365
6.88%, 12/5/2027(a)		4,160	4,181

			9,546

Panama — 1.7%
Republic of Panama
3.75%, 3/16/2025		4,700	4,980
3.75%, 4/17/2026(b)		5,770	6,034
3.88%, 3/17/2028		5,100	5,553
9.38%, 4/1/2029		2,350	3,589

			20,156

Paraguay — 1.5%
Republic of Paraguay
4.63%, 1/25/2023(a)		1,600	1,689
4.70%, 3/27/2027(a)		9,050	9,867
6.10%, 8/11/2044(a)		3,496	4,195
5.60%, 3/13/2048(a)		2,585	2,947

			18,698

Peru — 0.7%
Republic of Peru 5.63%, 11/18/2050		5,500	8,023

Philippines — 1.3%
Republic of Philippines
0.88%, 5/17/2027	EUR	2,600	2,932
7.75%, 1/14/2031		5,550	8,200
3.70%, 2/2/2042		4,000	4,532

			15,664

Qatar — 2.6%
State of Qatar
4.50%, 4/23/2028(a)		10,900	12,494
4.82%, 3/14/2049(a)		11,500	14,217
4.82%, 3/14/2049(b)		4,110	5,081

			31,792

Romania — 1.3%
Republic of Romania
4.63%, 4/3/2049(a)	EUR	6,500	8,885
4.63%, 4/3/2049(b)	EUR	4,600	6,288

			15,173

Russia — 3.0%
Russian Federation
4.88%, 9/16/2023(a)		2,400	2,636
12.75%, 6/24/2028(a)		3,200	5,476
7.25%, 5/10/2034	RUB	1,059,000	17,502
5.88%, 9/16/2043(a)		7,800	10,177

			35,791

Saudi Arabia — 1.9%
Kingdom of Saudi Arabia
4.00%, 4/17/2025(a)		5,500	5,896
0.75%, 7/9/2027(b)	EUR	3,510	3,964
4.38%, 4/16/2029(a)		5,100	5,706
2.00%, 7/9/2039(b)	EUR	2,610	3,031
5.00%, 4/17/2049(a)		1,200	1,434
5.25%, 1/16/2050(a)		2,400	2,972

			23,003

Senegal — 0.3%
Republic of Senegal 6.25%, 7/30/2024(a)		3,325	3,642

Serbia — 1.1%
Republic of Serbia
7.25%, 9/28/2021(a)		2,094	2,287
1.50%, 6/26/2029(b)	EUR	10,100	11,317

			13,604

South Africa — 1.5%
Republic of South Africa
4.67%, 1/17/2024		1,500	1,562
4.88%, 4/14/2026		2,080	2,148
4.30%, 10/12/2028		10,274	9,955
5.00%, 10/12/2046		4,700	4,256
5.75%, 9/30/2049		400	382

			18,303

Sri Lanka — 2.0%
Republic of Sri Lanka
5.88%, 7/25/2022(a)		3,100	3,068
5.75%, 4/18/2023(a)		3,800	3,705
6.35%, 6/28/2024(b)		2,810	2,751
6.85%, 11/3/2025(a)		3,800	3,722
6.83%, 7/18/2026(a)		4,460	4,293
6.20%, 5/11/2027(a)		4,500	4,061
6.75%, 4/18/2028(a)		3,377	3,090

			24,690

Tajikistan — 0.1%
Republic of Tajikistan International Bond 7.13%, 9/14/2027(a)		1,000	807

Turkey — 2.8%
Export Credit Bank of Turkey 8.25%, 1/24/2024(b)		610	656
Republic of Turkey
5.60%, 11/14/2024		19,800	19,899
5.20%, 2/16/2026	EUR	2,680	3,147
4.88%, 4/16/2043		11,200	8,855
6.63%, 2/17/2045		1,500	1,426

			33,983

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ukraine — 1.4%
Republic of Ukraine
7.75%, 9/1/2021(a)	1,500	1,570
7.75%, 9/1/2022(a)	5,747	6,092
7.75%, 9/1/2024(a)	6,300	6,656
0.00%, 5/31/2040(a)(e)	2,549	2,324

		16,642

United Arab Emirates — 1.0%
Abu Dhabi Government Bond 4.13%, 10/11/2047(a)	10,900	12,675

Uruguay — 2.0%
Republic of Uruguay
7.88%, 1/15/2033	4,146	6,144
7.63%, 3/21/2036	3,200	4,718
5.10%, 6/18/2050	1,200	1,434
4.98%, 4/20/2055	9,640	11,342

		23,638

Uzbekistan — 0.4%
Republic of Uzbekistan 4.75%, 2/20/2024(a)	4,700	4,944

Venezuela, Bolivarian Republic of — 0.1%
Republic of Venezuela
7.75%, 10/13/2019(a)(f)	117	13
12.75%, 8/23/2022(a)(f)	1,900	219
8.25%, 10/13/2024(a)(f)	2,590	298
7.65%, 4/21/2025(a)(f)	2,013	232
9.25%, 5/7/2028(a)(f)	2,630	302

		1,064

Vietnam — 0.2%
Republic of Vietnam 4.80%, 11/19/2024(a)	2,300	2,513

Zambia — 0.3%
Republic of Zambia 8.97%, 7/30/2027(a)	5,366	3,458

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $840,193)		843,833

CORPORATE BONDS — 25.1%
Azerbaijan — 0.6%
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)	6,412	7,807

		7,807

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(b)	2,100	2,410
7.63%, 11/7/2024(a)	600	688
8.38%, 11/7/2028(b)	2,200	2,617
8.38%, 11/7/2028(a)	400	476

		6,191

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(b)	1,540	1,618

Brazil — 1.8%
Braskem Netherlands Finance BV 4.50%, 1/31/2030(b)	2,374	2,288
Cemig Geracao e Transmissao SA
9.25%, 12/5/2024(b)	2,800	3,245
9.25%, 12/5/2024(a)	1,300	1,506
MV24 Capital BV 6.75%, 6/1/2034(b)	4,560	4,698
Petrobras Global Finance BV 6.90%, 3/19/2049	7,550	8,643
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)	937	1,177

		21,557

Cayman Islands — 0.6%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(b)	10,875	7,490

Chile — 2.2%
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029(b)	2,810	2,827
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(b)	8,200	8,887
4.38%, 2/5/2049(a)	3,100	3,359
3.70%, 1/30/2050(b)	1,420	1,374
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047(a)	670	759
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)	3,000	3,044
5.25%, 11/6/2029(b)	3,230	3,574
5.25%, 11/6/2029(a)	1,300	1,438
4.50%, 9/14/2047(a)	900	907

		26,169

China — 1.2%
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)	3,700	3,723
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	3,500	3,685
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	3,700	3,922
Sinopec Group Overseas Development Ltd.
5.38%, 10/17/2043(a)	1,419	1,864
4.60%, 9/12/2048(a)	750	908

		14,102

Colombia — 1.2%
Ecopetrol SA
5.88%, 9/18/2023	5,250	5,793
5.88%, 5/28/2045	4,090	4,656
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(b)	3,830	3,923

		14,372

Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(a)	2,000	2,189

Ecuador — 0.3%
Petroamazonas EP
4.63%, 2/16/2020(a)	675	660
4.63%, 11/6/2020(b)	3,480	3,309

		3,969

Georgia — 0.1%
Georgian Railway JSC 7.75%, 7/11/2022(a)	1,600	1,749

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Hong Kong — 0.4%
King Power Capital Ltd. 5.63%, 11/3/2024(a)	3,900	4,374

Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)	2,000	2,069

Indonesia — 3.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(a)	5,200	5,722
5.71%, 11/15/2023(b)	4,300	4,731
6.53%, 11/15/2028(b)	1,975	2,402
6.53%, 11/15/2028(a)	600	730
6.76%, 11/15/2048(b)	2,849	3,611
6.76%, 11/15/2048(a)	1,600	2,028
Minejesa Capital BV
4.63%, 8/10/2030(b)	3,373	3,466
4.63%, 8/10/2030(a)	1,100	1,130
Pertamina Persero PT
6.45%, 5/30/2044(a)	1,800	2,293
6.50%, 11/7/2048(a)	600	780
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	2,600	2,728
3.88%, 7/17/2029(b)	2,210	2,293
6.15%, 5/21/2048(b)	1,700	2,116
4.88%, 7/17/2049(b)	1,699	1,807

		35,837

Kazakhstan — 1.7%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	1,969	2,626
KazMunayGas National Co. JSC
3.88%, 4/19/2022(a)	800	822
4.40%, 4/30/2023(a)	3,491	3,692
4.75%, 4/19/2027(a)	3,300	3,596
5.75%, 4/19/2047(a)	5,959	6,981
6.38%, 10/24/2048(a)	1,900	2,409

		20,126

Malaysia — 0.5%
Petronas Capital Ltd. 4.50%, 3/18/2045(a)	4,600	5,645

Mexico — 3.8%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(g)(h)(i)	2,294	2,368
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)	1,800	1,907
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(h)	2,910	2,945
Cometa Energia SA de CV
6.38%, 4/24/2035(b)	2,083	2,237
6.38%, 4/24/2035(a)	485	520
Elementia SAB de CV 5.50%, 1/15/2025(a)	3,200	3,171
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 5.79%, 3/11/2022(h)	3,771	3,922
5.38%, 3/13/2022	4,300	4,515
3.50%, 1/30/2023	2,200	2,210
4.25%, 1/15/2025	800	797
5.50%, 6/27/2044	4,325	3,813
6.75%, 9/21/2047	3,113	3,070
7.69%, 1/23/2050(a)	6,950	7,450
7.69%, 1/23/2050(b)	6,732	7,217

		46,142

Panama — 0.4%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(b)	1,950	2,414
6.00%, 11/18/2048(a)	400	495
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(b)	2,240	2,527

		5,436

Peru — 1.8%
Consorcio Transmantaro SA 4.38%, 5/7/2023(a)	1,400	1,460
Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025(a)	1,200	1,312
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	3,700	3,767
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(b)	1,800	1,883
Nexa Resources Peru SAA
4.63%, 3/28/2023(a)	3,221	3,323
4.63%, 3/28/2023(a)	1,300	1,341
Petroleos del Peru SA
4.75%, 6/19/2032(a)	4,050	4,361
5.63%, 6/19/2047(a)	3,933	4,490

		21,937

Russia — 0.6%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	2,790	3,142
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(a)	3,697	4,076

		7,218

Saudi Arabia — 0.7%
Saudi Arabian Oil Co. 3.50%, 4/16/2029(a)	7,700	8,042

South Africa — 0.7%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	3,355	3,346
6.75%, 8/6/2023(a)	3,800	3,819
8.45%, 8/10/2028(a)	361	384
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	1,300	1,321

		8,870

Spain — 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)	5,300	5,823

Trinidad and Tobago — 0.4%
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(b)	4,681	5,209

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Ukraine — 0.1%
State Savings Bank of Ukraine 9.63%, 3/20/2025(a)(d)		1,500	1,568

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(a)		2,400	2,748
MDGH - GMTN BV
3.75%, 4/19/2029(a)		1,745	1,871
2.88%, 11/7/2029(b)		6,300	6,323
3.70%, 11/7/2049(b)		5,800	5,969

			16,911

Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(f)		1,123	281
9.00%, 11/17/2021(a)(f)		1,510	109
5.38%, 4/12/2027(a)(f)		5,758	418

			808

TOTAL CORPORATE BONDS (Cost $289,596)			303,228

U.S. TREASURY OBLIGATIONS — 0.9%
NGO 13.68%, 2/27/2020(j)	NGN	3,684,800	9,831
U.S. Treasury Notes 2.25%, 3/31/2020		1,473	1,476

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,410)			11,307

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Nigeria — 0.3%
Ngomob Dsc 4/2/2020 (Cost $3,372)	NGN	1,280,000	3,374

SHORT-TERM INVESTMENTS — 1.9%
FOREIGN GOVERNMENT TREASURY BILLS — 0.5%
Nigeria OMO Bills
13.48%, 2/27/2020(j)	NGN	1,100,000	2,934
13.06%, 4/9/2020(j)	NGN	1,056,176	2,781

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $5,750)			5,715

		Shares (000)
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(k)(l) (Cost $14,283)		14,280	14,284

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(k)(l) (Cost $2,397)		2,397	2,397

TOTAL SHORT-TERM INVESTMENTS (Cost $22,430)			22,396

Total Investments — 98.1% (Cost $1,167,001)			1,184,138
Other Assets Less Liabilities — 1.9%			22,766

Net Assets — 100.0%			1,206,904

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

DOP	Dominican Republic Peso
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NGN	Nigeria Naira
OJSC	Open Joint Stock Company
PT	Limited liability company
RUB	Russian Ruble
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $2,342,000.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(f)	Defaulted security.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	The rate shown is the effective yield as of November 30, 2019.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2019.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	10,723	USD	1,524	Goldman Sachs International**	1/6/2020	— (a)
EUR	2,718	RON	13,027	Barclays Bank plc	1/6/2020	6
USD	1,497	AUD	2,181	BNP Paribas	1/6/2020	20
USD	5,722	BRL	23,972	Credit Suisse International**	1/6/2020	70
USD	1,477	BRL	6,244	Goldman Sachs International**	1/6/2020	5
USD	3,288	EUR	2,972	Standard Chartered Bank	1/6/2020	5
USD	3,128	KRW	3,656,630	Barclays Bank plc**	1/6/2020	29
USD	5,866	MXN	115,151	Goldman Sachs International	1/6/2020	10
USD	1,350	TRY	7,827	Citibank, NA	1/6/2020	1
ZAR	3,981	TRY	1,543	Barclays Bank plc	1/6/2020	5
EUR	2,679	USD	2,957	Goldman Sachs International	1/7/2020	2
USD	17,870	RUB	1,149,358	Citibank, NA**	1/9/2020	97

Total unrealized appreciation						250

BRL	41,015	USD	9,774	Barclays Bank plc**	1/6/2020	(103)
IDR	20,987,832	USD	1,485	Goldman Sachs International**	1/6/2020	(4)
INR	106,873	USD	1,485	Goldman Sachs International**	1/6/2020	— (a)
KRW	1,828,315	USD	1,555	Citibank, NA**	1/6/2020	(5)
KRW	1,828,315	USD	1,554	Goldman Sachs International**	1/6/2020	(5)
MXN	144,285	USD	7,453	Goldman Sachs International	1/6/2020	(116)
MXN	87,957	USD	4,502	State Street Corp.	1/6/2020	(29)
PHP	304,278	USD	5,998	Citibank, NA**	1/6/2020	(21)
TRY	17,197	ZAR	44,058	Barclays Bank plc	1/6/2020	(29)
USD	2,947	BRL	12,556	Goldman Sachs International**	1/6/2020	(14)
USD	3,013	CNY	21,223	BNP Paribas**	1/6/2020	(4)
USD	1,491	CNY	10,500	Credit Suisse International**	1/6/2020	(2)
USD	55,256	EUR	50,095	BNP Paribas	1/6/2020	(92)
USD	3,000	EUR	2,718	Merrill Lynch International	1/6/2020	(2)
USD	7,233	EUR	6,548	State Street Corp.	1/6/2020	(2)
USD	2,996	THB	90,917	BNP Paribas	1/6/2020	(15)
USD	3,001	THB	90,660	Goldman Sachs International	1/6/2020	(2)
USD	1,349	TRY	7,827	Citibank, NA	1/6/2020	— (a)
PLN	11,541	EUR	2,679	HSBC Bank, NA	1/7/2020	(12)
RUB	383,395	USD	5,968	Citibank, NA**	1/9/2020	(40)
USD	5,910	RUB	383,395	Barclays Bank plc**	1/9/2020	(18)

Total unrealized depreciation						(515)

Net unrealized depreciation						(265)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CNY	China Yuan
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
** Non-deliverable forward.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 - Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 - Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 - Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,681	$1,167,457	$—	$1,184,138

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$250	$—	$250

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(515)	$—	$(515)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$19,718	$1,068,404	$1,073,834	$(5)	$1	$14,284	14,280	$677	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a)(b)	—	8,302	5,905	—	—	2,397	2,397	8	—

Total	$19,718	$1,076,706	$1,079,739	$(5)	$1	$16,681		$685	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.